Risk Management and Financial Instruments - Schedule of Other Comprehensive Income (Expense) (Details) - Seara Alimentos Ltda. (Seara Alimentos) [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Other Comprehensive Income (Expense) [Line Items]
Financial instruments designated as hedge accounting:	$ (287)	$ 932
Commodities	(287)	932
Other comprehensive income	$ (61)	$ 1,412